Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

Accounts receivable	280,911	217,131
Less: allowance for credit losses	(83,383)	(77,723)
Accounts receivable, net	197,528	139,408

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(124,204)	(122,039)	(83,383)
(Additional)/reversal of allowance for credit losses, net	(8,681)	30,192	(28,098)
Write-offs	10,846	8,464	33,758
Balance at end of the year	(122,039)	(83,383)	(77,723)